OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Text Block]

	12-31-2025	12-31-2024
Current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, current	45,730	64,020
Prepayment to amortize (insurance and others)	33,025	36,800
Recoverable taxes (related to purchases)	129,761	146,774
Other current non-financial assets	4,300	13,498
Total	212,816	261,092

	12-31-2025	12-31-2024
Non-current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, non-current	95,450	56,499
Guarantee values	19,431	2,676
Recoverable taxes	61,041	6,486
Non-current contractual rights	443,114	-
Other non-current non-financial assets	36,818	19,375
Total	655,854	85,036

	12-31-2025	12-31-2024
Current non-financial liabilities	ThU.S.$	ThU.S.$
Provision of minimum dividend (1)	10,496	114,359
ICMS, PIS-COFINS and other tax payables - Brazil	30,553	21,925
Other tax payable	25,267	23,093
Other Current non-financial liabilities	7,327	6,212
Total	73,643	165,589
(1) This mainly corresponds to the parent company’s minimum dividend provision (see Note 26).

	12-31-2025	12-31-2024
Non-current non-financial liabilities	ThU.S.$	ThU.S.$
ICMS and other tax payable - Brazil	29,507	35,630
Other non-current non-financial liabilities	781	1,382
Total	30,288	37,012